Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Employee benefit plans
2019	¥ 11,396
2020	10,461
2021	10,194
2022	10,335
2023	10,665
2024-2028	¥ 57,481